SUBSIDIARIES - Narrative (Details)	Dec. 31, 2024
Gimi Holding Company Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar LNG Energy Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Hilli LLC
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Hilli Corporation
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar LNG 2216 Corporation
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Gimi MS Corporation
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management (Bermuda) Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management AS
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Viking Management D.O.O
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%